Inventories (Tables)	12 Months Ended
Jun. 30, 2018
Inventories Abstract
Schedule of inventories

Breakdown of Group’s inventories as of June 30, 2018 and 2017 are as follows:

	06.30.18	06.30.17
Crops	1,143	379
Materials and supplies	341	221
Seeds and fodders	145	135
Sugarcane	1	-
Beef	65	41
Agricultural inventories	1,695	776
Good for resale and supplies	-	3,873
Telephones and others communication equipment	592	320
Others	37	67
Total inventories	2,324	5,036

As of June 30, 2018 and 2017 the cost of inventories recognized as expense amounted to Ps. 52,996 and Ps. 41,559, respectively of which Ps. 8,529 and Ps. 41,559, respectively, have been included in “Costs” in the Statements of Income and as of June 30, 2016 Ps. 44,467 was recognized under "Discontinued operations".